STOCKHOLDERS EQUITY (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2020	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Mar. 13, 2020	Mar. 01, 2020	Feb. 13, 2020
Common stock shares issued for cash, shares			472,000		130,000
Proceeds from issuance of common shares			$ 243,500	$ 57,960	$ 65,000	$ 23,000
Share price					$ 0.50
Options issued to purchase common stock		9,800,000	9,800,000
Common stock, shares authorized		450,000,000	450,000,000		450,000,000	450,000,000
Preferred stock, authorized shares		20,000,000	20,000,000		20,000,000	20,000,000
Preferred stock, shares outstanding		0	0		0	0
Shares issued upon conversion of debt					113,377
Contributed Capital/Forgiveness of CEO interest					$ 9,282	$ 0
Debt converted to common stock					56,855
Accrued interest					0
Gain on extinguishment of debt					1,349	0
Stock Issued During Period, Value, Issued for Services		$ 2,250	$ 6,749		$ 7,698	$ 171,765
Series A Preferred Stock [Member]
Preferred stock, authorized shares		1,000	1,000		1,000	1,000
Preferred stock, shares outstanding		1,000	1,000		1,000	1,000
2006 Equity Incentive Plan [Member]
Options issued to purchase common stock		3,000,000	3,000,000		3,000,000
Common stock, shares authorized		3,000,000	3,000,000		3,000,000
Non-qualified stock options [Member]
Options issued to purchase common stock							2,000,000		1,000,000
Options exercise price							$ 0.60		$ 0.60
Third Party [Member]
Stock Issued During Period, Shares, Issued for Services			4,834
Shares issued upon settlement of account payable, shares			74,000
Steve Cantor [Member]
Shares issued upon settlement of compensation, shares			160,000
Stock Issued During Period, Value, Issued for Services					$ 7,698
Stock Issued During Period, Shares, Issued for Services					0	300,000
Vinoth Sambandam [Member]
Stock Issued During Period, Value, Issued for Services	$ 8,336
Shares issued upon settlement of stock payable, shares			140,083
Shares issued upon settlement of account payable, shares			204,933
Shares issued for stock payable, shares			15,978
Stock Issued, Shares, Issued for Services					$ 25,008
Common stock payable description					Shares issued for notes were converted into shares of Common Stock at a conversion rate of fifty cents ($.50) per share per dollar ($1.00) owed
Common stock issued for services, share price					$ 0.50
Willy A. Saint-Hilaire [Member]
Share price		$ 0.000025	$ 0.000025					$ 0.000025
Options issued to purchase common stock		1,000,000	1,000,000				1,000,000	1,000,000
Conversion of Note Payable into shares			36,984
Shares issued upon interest prepayment of Note Payable			$ 23,175
Options exercise price		$ 0.60	$ 0.60				$ 0.60	$ 0.60